Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Components of Lease Costs
The components of lease costs were as follows (in thousands):

	Years ended December 31,
	2024	2023	2022
Operating lease costs	$1,892	$1,837	$1,759
Variable lease costs	351	435	329
Short-term lease costs	115	94	170

Total lease costs	$2,358	$2,366	$2,258

Schedule of Weighted-average Remaining Lease Term and Discount Rate	The weighted-average remaining lease term and discount rate were as follows:

	December 31,
	2024	2023
Weighted-average remaining lease term (in years)	2.4	3.4
Weighted-average discount rate	8.8%	8.8%

Maturity of Operating Lease Liabilities
The maturity of the Company’s operating lease liabilities as of December 31, 2024 were as follows (in thousands):

Years Ending December 31:
2025	$2,107
2026	1,952
2027	848
2028	53

Total lease payments	4,960
Less: imputed interest	(477)

Present value of operating lease liabilities	$4,483

Operating lease liabilities, current	$1,799
Operating lease liabilities, noncurrent	$2,684